Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 11, 2012

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Prospectuses for the Institutional Class shares of the PIMCO Global Multi-Asset Portfolio and the PIMCO Foreign Bond Portfolio (Unhedged) and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 50, which was filed on January 9, 2012, and (ii) the text of Post-Effective Amendment No. 50 was filed electronically on January 9, 2012.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

cc:	J. Stephen King, Jr.

Ryan Leshaw

Brendan C. Fox